INCOME TAXES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAXES

7.	INCOME TAXES

Certain of the Company's subsidiaries are tax resident in Cyprus, Singapore, China, Norway and the United Kingdom and are subject to income tax in their respective jurisdictions. Such taxes are not material to our consolidated financial statements and related disclosures for the years ended December 31, 2025, 2024 and 2023.

Cyprus
Under the provisions of Cyprus tax laws, taxable income up to and including the year ended December 31, 2025, shall be taxed at the rate of 12.5%.

Effective January 1, 2026, the Republic of Cyprus enacted comprehensive tax reform legislation, which increased the standard corporate income tax rate from 12.5% to 15% to align with the OECD Pillar Two global minimum tax framework.

In line with the Cypriot tonnage tax system, the Company pays tax calculated on the basis of the net tonnage of the qualifying vessels the Company owns, charters or manages. The option for tonnage tax once made is obligatory for ten years. Tonnage tax payable in relation to our vessel owning subsidiaries are recorded as ship operating expenses in the Consolidated Statements of Profit or Loss.

On December 12, 2024, the Cyprus House of Representatives voted the Safeguarding of a Global Minimum Level of Taxation of Multinational Enterprise Groups and Large-Scale Domestic Groups in the Union Law of 2023 (the "Law") into domestic law. The Law transposes into Cyprus national law the relevant EU Directive issued on December 14, 2022 under which the EU member states agreed to implement the OECD’s Pillar Two global corporate minimum tax rate of 15% on companies with revenues of at least €750 million effective from 2024. This new law does not amend the Cyprus Income Tax (“CIT”) legislation but, rather, introduces an additional set of tax rules to be applied alongside the application of CIT and other relevant taxes for MNEs in scope.

As part of the OECD’s Pillar II global tax framework, certain qualifying shipping income may benefit from a Shipping Income Exclusion (“SIE”), and therefore be excluded from the Global Anti-Base Erosion ("GloBE") income and the calculation of any top-up taxes under the framework. It is expected that the SIE will mitigate incremental tax expense otherwise arising under the GloBE regime and preserve competitive tax treatment for qualifying maritime operations, however, actual outcomes may differ due to final regulatory guidance and interpretations. The Company continues to monitor developments and will adjust estimates as necessary to reflect changes in legislation, interpretations, or operational circumstances.

The law introduces the Qualified Income Inclusion Rule (“QIIR”) which is effective for accounting periods beginning on or after December 31, 2023 and the Qualified Undertaxed Profits Rule (“UTPR”) which is effective for accounting periods beginning on or after December 31, 2024.

Cyprus has elected to adopt the Domestic Minimum Top Up Tax (“DMTT”) which is effective as of January 1, 2025. This will allow Cyprus jurisdiction to collect the top-up tax in its own jurisdiction instead of allowing a foreign jurisdiction to charge top-up taxes elsewhere.
The legislation targets multinational and large domestic enterprise groups with a consolidated revenue exceeding EUR 750 million in two of the last four years before the assessed fiscal year. It proposes a global minimum effective tax rate of 15%, as compared to the corporate tax rate in Cyprus of 12.5%, and includes specific exemptions (provided that certain conditions are met) for International Shipping Income.

As these and other tax laws and related regulations change (including changes in the interpretation, approach and guidance of tax authorities), our financial results could be materially impacted.

United States
For the three years ended December 31, 2025, 2024 and 2023, the Company did not accrue U.S. income taxes as the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

Under Section 863(c)(2)(A) of the Internal Revenue Code, 50% of all transportation revenue attributable to transportation which begins or ends in the United States shall be treated as from sources within the United States where no Section 883 exemption is available. Such revenue is subject to 4% tax. No revenue tax has been recorded in voyage expenses and commissions in the year ended December 31, 2025 (2024: nil, 2023: nil).

The Company does not have any unrecognized tax benefits, material accrued interest or penalties relating to income taxes.